Consolidated Statements of Stockholder's Equity - USD ($) $ in Thousands	Total	Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2013	$ 7,096,524	$ 18,903	$ 20,000	$ 4,053,371	$ 2,001,466	$ 1,002,784
Comprehensive income:
Net income	155,465				155,465
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	776,470					776,470
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	(6)					(6)
Foreign currency translation adjustment, net of deferred taxes	(2,103)					(2,103)
Total comprehensive (loss) income	929,826
Dividend to parent	(250,000)				(250,000)
Beginning balance at Dec. 31, 2014	7,776,350	18,903	20,000	4,053,371	1,906,931	1,777,145
Comprehensive income:
Net income	600,296				600,296
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(1,284,297)					(1,284,297)
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	111					111
Foreign currency translation adjustment, net of deferred taxes	(4,009)					(4,009)
Total comprehensive (loss) income	(687,899)
Dividend to parent	(572,125)				(572,125)
Beginning balance at Dec. 31, 2015	6,516,326	18,903	20,000	4,053,371	1,935,102	488,950
Comprehensive income:
Net income	788,178				788,178
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	663,675					663,675
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	(39)					(39)
Foreign currency translation adjustment, net of deferred taxes	692					692
Total comprehensive (loss) income	1,452,506
Dividend to parent	(894,165)				(894,165)
Beginning balance at Dec. 31, 2016	$ 7,074,667	$ 18,903	$ 20,000	$ 4,053,371	$ 1,829,115	$ 1,153,278